Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Sales	$ 794,012	$ 843,215
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%
Mineral stream interest	$ 6,156,839	$ 5,423,277
Percentage of mineral stream interests located in geographic area	100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 64,589	$ 106,733
Percentage of revenue derived from mineral stream interests located in geographic area	8.00%	13.00%
Mineral stream interest	$ 815,146	$ 448,605
Percentage of mineral stream interests located in geographic area	13.00%	8.00%
United States [member]
Disclosure of geographical areas [line items]
Sales	$ 16,018
Percentage of revenue derived from mineral stream interests located in geographic area	2.00%	0.00%
Mineral stream interest	$ 496,676	$ 433
Percentage of mineral stream interests located in geographic area	8.00%	0.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 147,274	$ 162,390
Percentage of revenue derived from mineral stream interests located in geographic area	19.00%	19.00%
Mineral stream interest	$ 598,273	$ 539,620
Percentage of mineral stream interests located in geographic area	10.00%	10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 8,020	$ 8,756
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	1.00%
Mineral stream interest	$ 5,884	$ 9,036
Percentage of mineral stream interests located in geographic area	0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 20,484	$ 8,616
Percentage of revenue derived from mineral stream interests located in geographic area	2.00%	1.00%
Mineral stream interest	$ 22,420	$ 23,725
Percentage of mineral stream interests located in geographic area	0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 24,188	$ 27,569
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%
Mineral stream interest	$ 37,371	$ 39,614
Percentage of mineral stream interests located in geographic area	1.00%	1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales	$ 4,444	$ 12,041
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	1.00%
Mineral stream interest	$ 264,401	$ 266,989
Percentage of mineral stream interests located in geographic area	4.00%	5.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 336,474	$ 317,597
Percentage of revenue derived from mineral stream interests located in geographic area	42.00%	38.00%
Mineral stream interest	$ 2,706,061	$ 2,808,731
Percentage of mineral stream interests located in geographic area	44.00%	52.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 172,521	$ 199,513
Percentage of revenue derived from mineral stream interests located in geographic area	22.00%	24.00%
Mineral stream interest	$ 1,210,607	$ 1,286,524
Percentage of mineral stream interests located in geographic area	20.00%	24.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	$ 441,193	$ 423,941
Mineral stream interest	3,656,056	3,342,589
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	387,823	411,807
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	236,432
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	208,194
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,706,061	2,808,731
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	117,546	122,051
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	343,579	419,274
Mineral stream interest	1,847,668	2,080,688
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	33,901	36,798
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	551	433
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	390,079	539,620
Silver interests [member] | Greece [member]
Disclosure of geographical areas [line items]
Mineral stream interest	5,884	9,036
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	22,420	23,725
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	37,371	39,614
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	264,401	266,989
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	1,093,061	$ 1,164,473
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest	259,693
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	259,693
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	393,422
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 393,422